Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid advertising	$ 1,019
Deposits	1,816	542
Other prepaid amounts	975	633
Total	$ 3,810	$ 1,175